Morgan Stanley Frontier Emerging Markets Fund, Inc.

522 Fifth Avenue

New York, NY  10036

July 15, 2008

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Attention: Larry L. Greene, Division of Investment Management

Mail Stop 0505

RE:          MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC.

Dear Mr. Greene:

On behalf of Morgan Stanley Frontier Emerging Markets Fund, Inc. (the “Fund”), we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Pre-Effective Amendment No. 1 to the registration statement on Form N-2 relating to the Fund’s initial issuance of shares of common stock, par value $0.01 per share filed on May 12, 2008 (the “Registration Statement”).

The Fund is a newly organized, closed-end management investment company and the Registration Statement is being filed for the purpose of responding to certain SEC comments. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

If you have any questions concerning the foregoing, please feel free to contact me at (212) 296-6982.

Best Regards,

/s/ Edward J. Meehan
Edward J. Meehan